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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2007

               (Please read instructions before preparing form.)

If amended report check here: [_]

   Stephen W. Kidder
Name of Institutional Investment Manager

   Hemenway & Barnes      60 State Street    Boston,        MA        02109
   Business Address          (Street)         (City)     (State)      (Zip)

   (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2007.


                                                  Stephen W. Kidder
                                                  ------------------------------
                                                  (Name of Institutional
                                                  Investment Manager)

                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.: Name:                     13F File No.:
-----                     ------------- ------------------------  -------------
1. Brian C. Broderick       28-11136    6.
2. Michael B. Elefante      28-06281    7.
3. Timothy F. Fidgeon       28-06169    8.
4. Michael J. Puzo          28-06165    9.
5. Kurt F. Somerville       28-10379    10.

* Refers to manager number on attached detail in Item 7.

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
                                                                                 SEC FILE # STEPHEN W. KIDDER
AS OF SEPTEMBER 30, 2007                               FORM 13F                          \28-11134
------------------------                           -----------------             -------------------------
ITEM 1:                      ITEM 2:      ITEM 3:  ITEM 4:  ITEM 5:    ITEM 6:   ITEM 7:         ITEM 8:
-------                   -------------- --------- ------- --------- ----------- --------    ----------------
                                                                                             VOTING AUTHORITY
                                                                     INVESTMENT              ----------------
                                                    FAIR   SHARES OR DISCRETION              (A)   (B)   (C)
                                           CUSIP   MARKET  PRINCIPAL -----------             ---- ------ ----
NAME OF ISSUER            TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS    SOLE SHARED NONE
--------------            -------------- --------- ------- --------- --- --- --- --------    ---- ------ ----
A F L A C INC              COMMON STOCK  001055102  429511    7530           XX                    7530
ABBOTT LABS                COMMON STOCK  002824100  404295    7540           XX                    7540
AMGEN INC                  COMMON STOCK  031162100  353563    6250           XX                    6250
APTARGROUP INC             COMMON STOCK  038336103  632429   16700           XX                   16700
AUTOMATIC DATA             COMMON STOCK  053015103  632456   13770           XX                   13770
PROCESSING
B P PLC ADR                COMMON STOCK  055622104  772975   11146           XX                   11146
CANADIAN NATIONAL          COMMON STOCK  136375102  855000   15000           XX                   15000
RAILWAY CO
CATERPILLAR INC            COMMON STOCK  149123101  627440    8000           XX                    8000
CHEVRON CORP               COMMON STOCK  166764100  227867    2435           XX                    2435
E I DU PONT DE NEMOURS     COMMON STOCK  263534109  207656    4190           XX                    4190
& CO
E M C CORP                 COMMON STOCK  268648102  529464   25455           XX                   25455
EMERSON ELECTRIC CO        COMMON STOCK  291011104  584090   10975           XX                   10975
ENCANA CORP                COMMON STOCK  292505104  942285   15235           XX                   15235
EXXON MOBIL CORP           COMMON STOCK  30231G102 2219496   23979           XX                   23979
GENERAL ELECTRIC CO        COMMON STOCK  369604103 2087885   50432           XX                   50432
GROUPE DANONE              SPONSORED     399449107  176176   11200           XX                   11200
                           ADR
HEWLETT PACKARD CO         COMMON STOCK  428236103  438152    8800           XX                    8800
INTEL CORPORATION          COMMON STOCK  458140100 1488114   57545           XX                   57545

                                                                                    SEC FILE # STEPHEN W. KIDDER
AS OF SEPTEMBER 30, 2007                                 FORM 13F                           \28-11134
------------------------                           --------------------             -------------------------
ITEM 1:                      ITEM 2:      ITEM 3:   ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:         ITEM 8:
-------                   -------------- --------- ---------- --------- ----------- --------    ----------------
                                                                                                VOTING AUTHORITY
                                                                        INVESTMENT              ----------------
                                                     FAIR     SHARES OR DISCRETION              (A)   (B)   (C)
                                           CUSIP    MARKET    PRINCIPAL -----------             ---- ------ ----
NAME OF ISSUER            TITLE OF CLASS  NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE SHARED NONE
--------------            -------------- --------- ---------- --------- --- --- --- --------    ---- ------ ----
JOHNSON & JOHNSON          COMMON STOCK  478160104    1498946   22815           XX                   22815
LINCOLN NATL CORP IND      COMMON STOCK  534187109     741371   11238           XX                   11238
MERCK & CO INC             COMMON STOCK  589331107     563421   10900           XX                   10900
MICROSOFT CORP             COMMON STOCK  594918104     718088   24375           XX                   24375
NOKIA CORP ADR A           COMMON STOCK  654902204     708343   18675           XX                   18675
NOVARTIS AG ADR            COMMON STOCK  66987V109     493816    8985           XX                    8985
NOVO NORDISK A/S ADR       COMMON STOCK  670100205     334070    2760           XX                    2760
PEPSICO INC                COMMON STOCK  713448108     362637    4950           XX                    4950
PROCTER & GAMBLE CO        COMMON STOCK  742718109    1728043   24567           XX                   24567
ROCKWELL AUTOMATION        COMMON STOCK  773903109     291942    4200           XX                    4200
INC
ROCKWELL COLLINS INC       COMMON STOCK  774341101     306768    4200           XX                    4200
SCHLUMBERGER LTD           COMMON STOCK  806857108     269640    2568           XX                    2568
TARGET CORP                COMMON STOCK  87612E106     281615    4430           XX                    4430
3 M COMPANY                COMMON STOCK  88579Y101    1208586   12915           XX                   12915
WYETH                      COMMON STOCK  983024100     387585    8700           XX                    8700
ZIMMER HOLDINGS INC        COMMON STOCK  98956P102     291159    3595           XX                    3595
AGGREGATE TOTAL                                    23,794,884